Business Acquisition - Fair values of identifiable net assets and liabilities (Details) - IDoc Virtual Telehealth Solutions, Inc. - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Business Acquisition
Customer list related to business acquisition	$ 0	$ 12,000
Fair value of goodwill	0	$ 95,076
Encompass Healthcare Billing, LLC
Business Acquisition
Cash			$ 39,313
Accounts receivable			157,954
Customer list related to business acquisition			15,000
Right-of -use asset			78,464
Total assets			290,731
Accounts payable			7,343
Right-of -use liability			78,464
Total liabilities			85,807
Total fair value of identifiable net assets and liabilities			204,924
Fair value of goodwill	$ 95,076		$ 95,076